Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The following table and related disclosures provide further “pay versus performance” disclosure with respect to our chief executive officer, also referred to as our principal executive officer (“PEO”), and our other named executive officers (“NEOs”), as contemplated by Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total to PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total For Non-PEO	Average Compensation Actually Paid to Non-PEO	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)[7]	Income from Operations (millions)[8]
			Named Executive Officers[3]	Named Executive Officers[4]	Company TSR[5]	Peer Group TSR[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$2,220,797	$4,433,645	$956,474	$1,680,471	$165	$125	$30.1	$36.7
2022	$1,940,112	$2,426,823	$876,242	$984,574	$132	$121	$20.6	$26.8
2021	$1,982,030	$5,341,607	$905,073	$1,704,467	$143	$150	$26.9	$36.4
2020	$1,386,506	$3,114,459	$598,045	$1,062,349	$114	$124	$21.2	$28.8

(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. LeMaitre (our Chief Executive Officer or PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation –Summary Compensation Table.”

(2)

The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. LeMaitre, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the average amount of compensation earned by or paid to Mr. LeMaitre during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average compensation for Mr. LeMaitre for each year to determine the compensation actually paid:

PEO Total Compensation Amount	$ 2,220,797	$ 1,940,112	$ 1,982,030	$ 1,386,506
PEO Actually Paid Compensation Amount	$ 4,433,645	2,426,823	5,341,607	3,114,459
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$2,220,797	($1,100,000)	$3,312,848	$4,433,645
2022	$1,940,112	($1,100,000)	$1,586,711	$2,426,823
2021	$1,982,030	($1,100,000)	$4,459,577	$5,341,607
2020	$1,386,506	($725,000)	$2,452,953	$3,114,459

(a)         Represents the grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Because we do not maintain a pension in which any NEO participates, no adjustments from the SCT total related to pension value are needed to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K.

(b)         The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$1,160,658	$522,974	$0	$1,629,216	$0	$0	$3,312,848
2022	$1,065,968	($357,456)	$1,759	$1,161,759	($286,647)	$1,329	$1,586,711
2021	$1,157,309	$703,308	$2,304	$2,596,656	$0	$0	$4,459,577
2020	$831,690	$448,074	$2,387	$1,170,802	$0	$0	$2,452,953

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. LeMaitre, who has served as our CEO in each of the covered years) in the “Total” column of the Summary Compensation Table in each applicable year. For each of the reported years, the names of each of the NEOs (excluding Mr. LeMaitre) included for purposes of calculating the average amounts in each applicable year are David B. Roberts, Joseph P. Pellegrino, and Trent G. Kamke.

(4)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” (“CAP”) to the NEOs as a group (excluding Mr. LeMaitre), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. LeMaitre) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average compensation for the NEOs as a group (excluding Mr. LeMaitre) for each year to determine the compensation actually paid:

Non-PEO NEO Average Total Compensation Amount	$ 956,474	876,242	905,073	598,045
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,680,471	984,574	1,704,467	1,062,349
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$956,474	($408,333)	$1,132,330	$1,680,471
2022	$876,242	($408,333)	$516,666	$984,574
2021	$905,073	($408,333)	$1,207,728	$1,704,467
2020	$598,045	($205,000)	$669,304	$1,062,349

(a)         Represents the grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Because we do not maintain a pension in which any NEO participates, no adjustments from the SCT total related to pension value are needed to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K.

(b)         The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$430,777	$178,470	$0	$523,083	$0	$0	$1,132,330
2022	$395,661	($108,829)	$6,860	$328,914	($106,362)	$422	$516,666
2021	$429,021	$198,028	$384	$580,295	$0	$0	$1,207,728
2020	$234,727	$119,345	$772	$314,460	$0	$0	$669,304

(5)	Company total shareholder return (“TSR”) is calculated to show the cumulative stockholder return on our common stock during the covered period, including reinvestment of dividends.
(6)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: iShares US Medical Devices ETF Index (Ticker: IHI). We have adopted IHI as a comparator this year, replacing the Nasdaq Medical Equipment Index, because the Nasdaq Medical Equipment Index ceased to exist as a published index during 2023.  The values of $100.00 invested in the Nasdaq Medical Equipment Index as of December 31, 2019 was $140.00 as of December 31, 2020, $144.00 as of December 31, 2021, and $97.00 as of December 31, 2022. Because the Nasdaq Medical Equipment Index ceased to exist in 2023, we are unable to provide a value as of December 31, 2023.

(7)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(8)	The dollar amounts reported represent the amount of income from operations reflected in our audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Analysis of the Information Presented in the Pay versus Performance Table

While we utilize several performance measures to align executive compensation with our performance, not all these measures are presented in the above Pay versus Performance Table. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance Table.

Compensation Actually Paid versus Total Shareholder Return

As shown in the chart below, the PEO and other NEOs’ CAP amounts are aligned with the Company’s TSR. This is partly due to the Company’s use of equity incentives, which are tied directly to stock price in addition to the company’s financial performance.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income As shown in the chart below, there is a correlation between the Company’s net income and the PEO and other NEOs’ CAP each year.
Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid versus Company-Selected Measure

The chart below compares the PEO and other NEOs’ CAP to our Company Selected Measure (“CSM”), income from operations, which indicates there is a relationship between this CSM and CAP.

Total Shareholder Return Vs Peer Group

Total Shareholder Return: Company versus Peer Group

As shown in the chart below, the Company's 4-year cumulative TSR is greater than the companies included in our industry index, the iShares US Medical Devices ETF Index (Ticker: IHI). For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

As previously discussed, we adopted the IHI as a comparator this year, replacing the Nasdaq Medical Equipment Index, because the Nasdaq Medical Equipment Index ceased to exist as a published index during 2023.  The value of $100.00 invested as of December 31, 2019 in the Nasdaq Medical Equipment Index was $140.00 as of December 31, 2020, $144.00 as of December 31, 2021, and $97.00 as of December 31, 2022. Because the Nasdaq Medical Equipment Index ceased to exist in 2023, we are unable to provide a value as of December 31, 2023

The information contained above under the heading “Pay Versus Performance” shall not be incorporated by reference into any future filing under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, except to the extent that we specifically incorporate it by reference in any such filing.

Tabular List, Table

Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The most important financial performance measures we used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

●	Net sales;
●	Income from operations;
●	Adjusted income from operations; and
●	Net income

Total Shareholder Return Amount	$ 165	132	143	114
Peer Group Total Shareholder Return Amount	125	121	150	124
Net Income (Loss)	$ 30,100,000	$ 20,600,000	$ 26,900,000	$ 21,200,000
Company Selected Measure Amount	36.7	26.8	36.4	28.8
Measure:: 1
Pay vs Performance Disclosure
Name	Net sales
Measure:: 2
Pay vs Performance Disclosure
Name	Income from operations
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted income from operations
Measure:: 4
Pay vs Performance Disclosure
Name	Net income
PEO Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,100,000)	$ (1,100,000)	$ (1,100,000)	$ (725,000)
PEO Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,312,848	1,586,711	4,459,577	2,452,953
PEO Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,160,658	1,065,968	1,157,309	831,690
PEO Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	522,974	(357,456)	703,308	448,074
PEO Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,759	2,304	2,387
PEO Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,629,216	1,161,759	2,596,656	1,170,802
PEO Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(286,647)	0	0
PEO Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,329	0	0
PEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,312,848	1,586,711	4,459,577	2,452,953
NEO Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(408,333)	(408,333)	(408,333)	(205,000)
NEO Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,132,330	516,666	1,207,728	669,304
NEO Average Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	430,777	395,661	429,021	234,727
NEO Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,470	(108,829)	198,028	119,345
NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	6,860	384	772
NEO Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	523,083	328,914	580,295	314,460
NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(106,362)	0	0
NEO Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	422	0	0
NEO Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,132,330	$ 516,666	$ 1,207,728	$ 669,304